Condensed Statements of Stockholder's Equity, Unaudited (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance, Beginning at Dec. 31, 2015	$ 5,000	$ 10,500	$ (225)	$ 6,273	$ 21,548
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				1,835	1,835
Other comprehensive income (loss)			(98)		(98)
Balance, End at Dec. 31, 2016	5,000	10,500	(323)	8,108	23,285
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				2,079	2,079
Other comprehensive income (loss)			334		334
Dividend to parent				(7,000)	(7,000)
Balance, End at Dec. 31, 2017	5,000	10,500	11	3,187	18,698
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				201	201
Other comprehensive income (loss)			(295)		(295)
Cumulative effect of reclassification for stranded tax effects			3	(3)
Balance, End at Mar. 31, 2018	5,000	10,500	(281)	3,385	18,604
Balance, Beginning at Dec. 31, 2017	5,000	10,500	11	3,187	18,698
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					362
Other comprehensive income (loss)					(332)
Balance, End at Jun. 30, 2018	5,000	10,500	(318)	3,546	18,728
Balance, Beginning at Dec. 31, 2017	5,000	10,500	11	3,187	18,698
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				809	809
Other comprehensive income (loss)			(240)		(240)
Capital contribution		20,653			20,653
Cumulative effect of reclassification for stranded tax effects			3	(3)
Balance, End at Dec. 31, 2018	5,000	31,153	(226)	3,993	39,920
Balance, Beginning at Mar. 31, 2018	5,000	10,500	(281)	3,385	18,604
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				161	161
Other comprehensive income (loss)			(37)		(37)
Balance, End at Jun. 30, 2018	5,000	10,500	(318)	3,546	18,728
Balance, Beginning at Dec. 31, 2018	5,000	31,153	(226)	3,993	39,920
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				295	295
Other comprehensive income (loss)			533		533
Balance, End at Mar. 31, 2019	5,000	31,153	307	4,288	40,748
Balance, Beginning at Dec. 31, 2018	5,000	31,153	(226)	3,993	39,920
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					674
Other comprehensive income (loss)					1,108
Balance, End at Jun. 30, 2019	5,000	31,153	882	4,667	41,702
Balance, Beginning at Mar. 31, 2019	5,000	31,153	307	4,288	40,748
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				379	379
Other comprehensive income (loss)			575		575
Balance, End at Jun. 30, 2019	$ 5,000	$ 31,153	$ 882	$ 4,667	$ 41,702